Dreyfus New York AMT-Free Municipal Bond Fund

Incorporated herein by reference is the above-referenced fund’s As Revised Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 16, 2015 (SEC Accession No. 0000797920-15-000016).

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.